Other Current Liabilities	12 Months Ended
Dec. 31, 2014
Other Current Liabilities [Abstract]
Other Current Liabilities

Note 10 - Other Current Liabilities

	December 31,
	2014	2013

	U.S. Dollars
Accrued employee compensation and related benefits	6,306	6,546
Accrued expenses	2,146	2,291
Commissions	2,048	2,040
Current maturities of contingent consideration (1)	1,900	268
Advances from customers and deferred revenues	1,416	1,985
Accrued warranty costs (2)	1,151	1,304
Government institutions	1,084	992
Current maturities of OCS liability (1)	228	159

	16,279	15,585

(1)	See also Note 12 – Other long-term liabilities
(2)	Changes in the accrued warranty costs are as follows:

	Year Ended December 31,
	2014	2013	2012

	U.S. Dollars

Beginning of year	1,304	1,150	1,637
New warranties	2,152	2,327	2,159
Reductions	(2,305)	(2,173)	(2,646)

Balance at end of year	1,151	1,304	1,150